Banks and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Banks and Other Borrowings [Abstract]
Schedule of Outstanding Balances of Banks and Other Borrowings

Outstanding balances of banks and other borrowings as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Bank borrowings:
Guaranteed (i)	9,349,671	6,661,341	857,570
Collateralized and guaranteed (ii)	5,644,519	10,518,204	1,354,095
	14,994,190	17,179,545	2,211,665
Other borrowing:
Collateralized and guaranteed (iii)	5,079,777	—	—
	20,073,967	17,179,545	2,211,665
Less: current maturities	(9,559,450)	(13,402,782)	(1,725,451)
Non-current maturities	10,514,517	3,776,763	486,214

(i)	The bank borrowings were guaranteed by Mr. Cheng and Mrs. Cheng and the Government of Hong Kong under a financing aid program for small and medium enterprises operating in Hong Kong;

(ii)	The bank borrowing was guaranteed by Mr. Cheng and Mrs. Cheng capped at RMB30 million and also pledged by certain properties in Shenzhen owned by Mrs. Cheng.

(iii)	The other borrowing was guaranteed by Mr. Cheng and Mrs. Cheng and also pledged by a) machineries having a net book value of HK$3,432,943 as of December 31, 2023, charged for the borrowing; and b) a long-term receivable of RMB1.8 million, an early repayments were made during the year 2024 and the repayments were partially settled by the other non-current assets of HK$1,985,940 as of December 31, 2023.

Schedule of Bank and Other Borrowings

Banks and other borrowings as at December 31, 2023 and 2024 are as follows:

		Maturity		Effective Interest	Balance as at December 31,
Lender	Type	date	Currency	rate	2023	2024	2024
					HK$	HK$	US$
Bank of Ningbo Co., Ltd	Bank borrowing	Within 1 year	RMB	Average 4.04%	5,644,519	9,453,804	1,217,067
Bank of China	Bank borrowing	Within 1 year	RMB	Fixed, 3.10%	—	532,200	68,514
Bank of China	Bank borrowing	Within 1 year	RMB	Fixed, 3.35%	—	532,200	68,514
The Bank of East Asia Limited	Bank borrowing	11/2027	HK$	Floating, 6.55%	8,332,287	5,559,137	715,674
The Bank of East Asia Limited	Bank borrowing	02/2025	US$	Floating, 6.72%	—	1,102,204	141,896
Standard Chartered Bank (HK) Limited	Bank borrowing	09/2024	HK$	Fixed, 3.12%	1,017,384	—	—
Far Eastern Lease Co., Ltd	Other borrowing	04/2025	RMB	Fixed, 6.67%	5,079,777	—	—
					20,073,967	17,179,545	2,211,665

Schedule of Loan Type in Terms of Currency
Loan type in terms of currency (Presented in HK$)	Carrying value	Within 1 year	2026	2027

in HK$	5,559,137	1,782,374	1,907,868	1,868,895
In US$	1,102,204	1,102,204	—	—
in RMB	10,518,204	10,518,204	—	—
December 31, 2024	17,179,545	13,402,782	1,907,868	1,868,895

Loan type in terms of currency (Presented in US$)	Carrying value	Within 1 year	2026	2027

in HK$	715,674	229,460	245,616	240,598
In US$	141,896	141,896	—	—
in RMB	1,354,095	1,354,095	—	—
December 31, 2024	2,211,665	1,725,451	245,616	240,598

Loan type in terms of currency (Presented in HK$)	Carrying value	Within 1 year	2025	2026	2027

in HK$	9,349,671	96,748	5,627,730	1,856,844	1,768,349
in RMB	10,724,296	9,462,702	1,261,594	—	—
December 31, 2023	20,073,967	9,559,450	6,889,324	1,856,844	1,768,349